Right-of-use assets and lease liability	12 Months Ended
Dec. 31, 2022
Right-of-use Assets And Lease Liability
Right-of-use assets and lease liability

14 Right-of-use assets and lease liability

The Company assesses whether a contract is or contains a lease if the contract transfers the right to control the use of an asset identified for a period in exchange for consideration. The Company leases various offices, railcars, vessels, pieces of equipment and vehicles. Such leases are negotiated individually and are subject to various terms and conditions.

As a lessee, the Company, to determine the enforceable term of the lease, considers all facts and circumstances that create an economic incentive for exercising the option to extend the lease.

(a)	Right-of-use assets

Leases are recognized as a right-of-use asset and a corresponding liability on the date on which the leased asset becomes available to the Company.

The right-of-use asset is measured at the cost composed of:

• The amount initially measured of the lease liabilities;

• Any payment made up to the start of the lease, deducting any incentive received;

• Any initial direct cost; and

• Renovation costs.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Company by the end of the lease term or the cost of the right-of-use asset reflects that the Company will exercise a purchase option. In that case the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment.

Changes in right-of-use assets:

	Balance as of				Foreign currency	Balance as of
	31/12/2021	Acquisitions	Depreciation	Disposal	translation adjustment	31/12/2022
Rail cars	986,061	72,506	(173,272)	(5,359)	(53,740)	826,196
Machinery and equipment	793,254	1,147,145	(330,971)	(5,970)	(804)	1,602,654
Vessels	696,661	811,372	(385,968)	-	(1,793)	1,120,272
Buildings and constructions	265,312	102,040	(75,319)	-	(213)	291,820
Vehicles	29,449	102,827	(26,158)	-	(120)	105,998
Computer equipment and goods	9,300	417	(3,590)	-	(80)	6,047
Total	2,780,037	2,236,307	(995,278)	(11,329)	(56,750)	3,952,987

	Balance as of				Foreign currency	Balance as of
	12/31/2020	Acquisitions	Depreciation	Disposal	translation adjustment	31/12/2021
Rail cars	1,007,336	102,648	(187,915)	-	63,992	986,061
Machinery and equipment	749,728	281,113	(207,985)	(30,245)	643	793,254
Vessels	834,848	258,201	(399,677)	-	3,289	696,661
Buildings and constructions	259,896	52,897	(52,997)	(6,333)	11,849	265,312
Vehicles	33,888	51,171	(24,078)	(31,667)	135	29,449
Computer equipment and goods	16,699	542	(4,334)	(3,682)	75	9,300
Total	2,902,395	746,573	(876,986)	(71,928)	79,983	2,780,037

In 2022, the expense related to the short-term and low-value leases was R$42 million (2021: R$7.2 million).

To optimize lease costs during the lease term, the Company must provide guaranteed residual amounts for the leased asset. For certain lease agreements for rail cars, the Company guaranteed any difference between the flow of contractual payments and the fair value of these assets upon the end of the enforceable term, limited to R$65,529 as of December 31, 2022 (2021: R$70,085).

(b)	Lease liability

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease, or if that rate cannot be readily determined, the Company’s incremental borrowing rate. The lease liability considers the net present value of the following lease payments:

• Fixed payments discounting any incentive received;

• Variable payments based on rates or indexes;

• Expected payables to the lessor referring to the guaranteed residual amount;

• Exercise price of a purchase option, if it is reasonably certain that lessee will exercise such option; and

• Payment of fines for termination of the lease if the contractual terms provide for lessee’s exercise option.

The Company’s incremental borrowing rate corresponds to the one the Company would have pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use in a similar economic environment. The weighted average incremental rate applied in 2022 was 5.8% p.a. (2021: 5.18% p.a.). The lease liability is measured at amortized cost.

Changes in lease liabilities:

	2022	2021

As of December 31	3,156,414	3,207,886

Acquired	2,232,043	746,573
Additions through acquisition of ER Plastics	4,264
Disposals	(12,568)	(50,473)
Interests and monetary and exchange variations, net	83,871	206,375
Currancy translation adjustments	(73,585)	85,984
Payments	(928,890)	(841,706)
Interest paid	(221,019)	(198,225)
As of December 31	4,240,530	3,156,414

Current liability	1,039,706	675,366
Non-current liability	3,200,824	2,481,048
Total	4,240,530	3,156,414

The table below presents the obligations (minimum annual commitments) related to undiscounted lease agreements, by maturity, and therefore may not correspond to the respective operations in the statement of financial position.

	2022	2021

2022		777,410
2023	1,109,048	633,141
2024	855,803	493,147
2025	630,074	399,924
2026+	2,388,252	1,073,620
Total	4,983,177	3,377,242

(c)	Extension Options

Some leases contain extension options that can be exercised by the Company. The extension options held are exercised only by the Company and not by the lessors. The Company assesses at lease commencement date whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control.

(d)	Non-cash transactions

In 2022, non-cash transactions are R$1,909,816 (2021: R$565,774).

(e)	Uninitiated lease arrangements

The Company has committed to lease agreements not yet effective as of December 31, 2022. The present value of the commitments corresponds to R$ 546 million, and the main agreements refer to: (i) construction of two vessels for ethane gas transportation; and (ii) a research and development laboratory located in Boston, United States. All have an expected completion date by 2024.

The cash flows related to the contracts are shown below:

	Discounted	Undiscounted
	2022	2022
2023	1,014	1,080
2024	52,258	55,678
2025	49,390	56,067
2026	46,687	56,468
2027+	396,669	712,541
Total	546,017	881,835